SUBSIDIARIES INCLUDED IN THE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2011
SUBSIDIARIES INCLUDED IN THE CONSOLIDATED FINANCIAL STATEMENTS
SUBSIDIARIES INCLUDED IN THE CONSOLIDATED FINANCIAL STATEMENTS

2. SUBSIDIARIES INCLUDED IN THE CONSOLIDATED FINANCIAL STATEMENTS

NewLead's subsidiaries included in these consolidated financial statements were as follows:

		Country of		Successor Periods that	Predecessor Periods that
Company Name		Incorporation	Nature / Vessel Name	vessel operated	vessel operated

1.	Land Marine S.A.	Marshall Islands	Vessel owning company (1)	10/14/2009 — 9/15/2010	3/07/2003 — 10/13/2009

2.	Rider Marine S.A.	Marshall Islands	Vessel owning company (2)	10/14/2009 — 4/22/2010	3/18/2003 — 10/13/2009

3.	Ostria Waves Ltd.	Marshall Islands	Vessel owning company (3)	10/14/2009 — 9/07/2010	5/25/2004 — 10/13/2009

4.	Altius Marine S.A.	Marshall Islands	Newlead Avra (4)	10/14/2009 — 12/22/2011	6/24/2004 — 10/13/2009

5.	Fortius Marine S.A.	Marshall Islands	Newlead Fortune (4)	10/14/2009 — 12/22/2011	8/02/2004 — 10/13/2009

6.	Ermina Marine Ltd.	Marshall Islands	Vessel owning company (5)	10/14/2009 — 9/07/2010	12/09/2004 — 10/13/2009

7.	Chinook Waves Corporation	Marshall Islands	Vessel owning company (6)	10/14/2009 — 4/15/2010	11/30/2005 — 10/13/2009

8.	Compass Overseas Ltd.	Bermuda	M/T Newlead Compass (7)	10/14/2009 — 12/31/2011	2/14/2006 — 10/13/2009

9.	Compassion Overseas Ltd.	Bermuda	M/T Newlead Compassion (7)	10/14/2009 — 12/31/2011	6/16/2006 — 10/13/2009

10.	Australia Holdings Ltd.	Liberia	M/V Australia (8)	10/14/2009 — 12/31/2011	—

11.	Brazil Holdings Ltd.	Liberia	M/V Brazil (9)	10/14/2009 — 12/31/2011	—

12.	China Holdings Ltd.	Liberia	M/V China (9)	10/14/2009 — 12/31/2011	—

13.	Curby Navigation Ltd.	Liberia	M/V Newlead Endurance (10)	6/13/2011 — 12/31/2011	—

14.	Newlead Victoria Ltd.	Liberia	M/V Newlead Victoria	4/01/2010 — 12/31/2011	—

15.	Grand Venetico Inc.	Marshall Islands	M/V Newlead Venetico (24)	4/01/2010 — 12/31/2011	—

16.	Grand Oceanos Inc.	Liberia	M/V Grand Ocean (11)	4/01/2010 — 12/31/2011	—

17.	Grand Rodosi Inc.	Liberia	M/V Grand Rodosi (9)	4/01/2010 — 12/31/2011	—

18.	Challenger Enterprises Ltd.	Liberia	M/V Hiona (25)	4/01/2010 — 12/31/2011	—

19.	Crusader Enterprises Ltd.	Liberia	M/V Hiotissa (25)	4/01/2010 — 12/31/2011	—

20.	Newlead Shipping S.A.	Panama	Management company	—	—

21.	Newlead Bulkers S.A.	Liberia	Management company	—	—

22.	Santa Ana Waves Corporation	Marshall Islands	Vessel owning company (12)	—	—

23.	Makassar Marine Ltd.	Marshall Islands	Vessel owning company (13)	10/14/2009 — 1/07/2010	7/15/2005 — 10/13/2009

24.	Seine Marine Ltd.	Marshall Islands	Vessel owning company (14)	10/14/2009 — 1/20/2010	4/26/2005 — 10/13/2009

25.	Vintage Marine S.A.	Marshall Islands	Vessel owning company (15)	—	8/05/2004 — 6/11/2008

26.	Jubilee Shipholding S.A.	Marshall Islands	Vessel owning company (15)	—	7/26/2004 — 6/29/2009

27.	Olympic Galaxy Shipping Ltd.	Marshall Islands	Vessel owning company (16)	—	4/28/2004 — 6/02/2008

28.	Dynamic Maritime Co.	Marshall Islands	Vessel owning company	—	6/01/2004 — 4/30/2008

29.	AMT Management Ltd.	Marshall Islands	Management company	—	—

30.	Newlead Holdings (ex Aries Maritime) (US) LLC	United States of America	Operating company	—	—

31	Abroad Consulting Ltd.	Marshall Islands	Operating company (17)	—	—

32.	Leading Marine Consultants Inc.	Marshall Islands	Operating company	—	—

33.	Ayasha Trading Corporation	Liberia	M/V Newlead Tomi (18)	12/03/2010 — 12/31/2011	—

34.	Bethune Properties S.A.	Liberia	M/V Newlead Gujarat (18)	11/10/2011 — 12/31/2011	—

35.	Grand Esmeralda Inc.	Liberia	M/V Newlead Esmeralda (19)	7/09/2010 — 12/31/2011	—

36.	Grand Markela Inc.	Liberia	M/V Newlead Markela	7/02/2010 — 12/31/2011	—

37.	Grand Spartounta Inc.	Marshall Islands	M/V Grand Spartounta (20)	7/02/2010 — 09/20/2011	—

38.	Newlead Progress Inc.	Marshall Islands	Vessel owning company	—	—

39.	Newlead Prosperity Inc.	Marshall Islands	M/V Newlead Prosperity (20)	10/01/2010 — 09/13/2011	—

40.	Grand Affection S.A.	Marshall Islands	M/V Navios Serenity (21)	7/28/2011 — 12/31/2011	—

41.	Grand Affinity S.A.	Marshall Islands	Hull 4029	—	—

42.	Newlead Stride Inc.	Marshall Islands	Vessel owning company	—	—

43.	Grand Victoria Pte Ltd.	Singapore	Vessel owning company	—	—

44.	Newlead Bulker Holdings Inc.	Marshall Islands	Sub-holding company	—	—

45.	Newlead Tanker Holdings Inc.	Marshall Islands	Sub-holding company	—	—

46.	Mote Shipping Ltd.	Malta	Vessel owning company (22)	—	—

47.	Statesman Shipping Ltd.	Malta	Vessel owning company (22)	—	—

48.	Trans Continent Navigation Ltd.	Malta	Vessel owning company (22)	—	—

49.	Trans State Navigation Ltd.	Malta	Vessel owning company (22)	—	—

50.	Bora Limited	British Virgin Islands	Vessel owning company (22)	—	—

51.	Newlead Trading Inc.	Liberia	Trading company (23)	—	—

1)	M/T High Land was sold on September 15, 2010. The shipowning company was dissolved on September 21, 2011.
2)	M/T High Rider was sold and delivered to its new owners on April 22, 2010. The shipowning company was dissolved on September 21, 2011.
3)	M/T Ostria was sold on September 7, 2010. The shipowning company was dissolved on September 21, 2011.
4)	Newlead Avra and Newlead Fortune were sold on December 22, 2011.
5)	M/T Nordanvind was sold on September 7, 2010.
6)	M/T Chinook was sold and delivered to its new owners on April 15, 2010.
7)	M/T Newlead Compass and M/T Newlead Compassion were sold on January 31, 2012.
8)	M/V Australia was delivered to Prime Mountain Shipping (an affiliate of Lemissoler Maritime Company W.L.L) on January 31, 2012.
9)	M/V Rodosi, M/V China and M/V Brazil were sold on February 7, 2012, February 11, 2012, and March 19, 2012, respectively. Refer to Note 26 for more details.
10)	On March 30, 2010, NewLead acquired Curby Navigation Ltd., a company which was incorporated on December 30, 2009. On March 14, 2012, the lender foreclosed on the asset. Refer to Note 26 for more details.
11)	M/V Grand Ocean was sold on January 11, 2012. Refer to Note 26 for more details.
12)	The company was dissolved on November 9, 2010.
13)	M/V Saronikos Bridge was sold on January 7, 2010. The shipowning company was become dormant on July 28, 2011 and is in process of being dissolved.
14)	M/V MSC Seine was sold on January 20, 2010.
15)	These shipowning companies were dissolved on September 21, 2011.
16)	The shipowning company was become dormant on July 28, 2011 and is in process of being dissolved.
17)	The shipowning company was dissolved on June 15, 2010.

18)	By its letter dated February 24, 2012, the Bank of Scotland, due to events of default that occurred under the loan agreements, exercised its rights to foreclose on the shares of Ayasha Trading Corporation and Bethune Properties S.A. which subsequently came under the bank’s ownership. Refer to Note 26 for more details.
19)	M/V Newlead Esmeralda was sold on February 16, 2012. Refer to Note 26 for more details.
20)	On August 12, 2011, First Business Bank ("FBB") and NewLead entered into a sale agreement for two vessels, the Newlead Prosperity and the Newlead Spartounta, which were sold on September 13, 2011 and September 20, 2011, respectively. Refer to Note 11 for more details.
21)	On July 28, 2011, Hull 4023, named the Navios Serenity, was delivered from a Korean shipyard. On March 26, 2012, the vessel was sold. Refer to Note 26 for more details.
22)	Vessels M/T High Land, M/T High Rider, M/T Altius, M/T Fortius and M/T Ostria were transferred from Trans Continent Navigation Ltd, Mote Shipping Ltd, Statesman Shipping Ltd, Trans State Navigation Ltd and Bora Limited to Altius Marine S.A., Land Marine S.A., Rider Marine S.A., Fortius Marine S.A. and Ostria Waves Ltd in November, July, August, November 2005 and January 2007, respectively. The original acquisitions for these vessels were made on June 24, 2004, on March 7, 2003, on March 18, 2003, on August 2, 2004 and on May 25, 2004, respectively. Statesman Shipping Ltd. was dissolved on January 7, 2012.
23)	Newlead Trading Inc. was established on July 1, 2011 as a joint venture between the Company and a third party. The Company owns 50% of Newlead Trading Inc. shares.
24)	M/V Newlead Venetico was sold on May 8, 2012. Refer to Note 26 for more details.
25)	The Company is under negotiations with Piraeus Bank in respect of the sale of the vessels Hiona and Hiotissa.